Earnings/ (Loss) Per Common Share - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equivalent shares related to common stock options and common stock warrants outstanding were excluded from the computations of diluted income/(loss) per average common share because they would have been antidilutive	26	31	32